Long-Term Investments (Details) - Schedule of equity investments - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Investments [Abstract]
Share of equity method investee losses			$ (269,844)